ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Components of Accrued Expenses and Other Liabilities
in millions of $	As of December 31,
	2014	2015

Accrued wages and other employee welfare	-	21.2
Taxes payable	2.2	10.9
Pension	-	6.5
Restructuring charges	-	5.7
Accrued interest expense for bank borrowings	0.4	5.7
Accrued utility expenses	-	3.0
Accrued professional service fees	-	1.8
Accrued sales commission	-	1.6
Accrued freight and export related expense	-	1.0
Interest payable for long-term notes (Note 19)	-	0.6
Litigation accrual	58.5	0.2
Other accrued expenses and liabilities	10.5	22.0

	71.6	80.2